Financial structure and financial costs - Non-current debt and related instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Non-current financial debt	$ 40,129	$ 41,340	$ 43,067
Non-current financial assets	(680)	(679)	(908)
Non-current financial debt and related financial instruments	39,449	40,661	42,159
Variable rates bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	20,570	20,620	29,147
Fixed rate bonds after cash flow hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	15,672	16,469	10,315
Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	732	1,762	1,367
Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	848	746	1,077
Financial lease obligations
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,665	1,117	311
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	(38)	(53)	(58)
Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,880	1,082	3,651
Non-current financial assets	(613)	(606)	(845)
Secured
Financial structure, financial costs and financial instruments
Non-current financial debt	1,870	1,310	572
Non-current financial debt and related financial instruments	1,870	1,310	572
Secured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	111	70	76
Secured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	94	123	185
Secured | Financial lease obligations
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	1,665	1,117	311
Unsecured
Financial structure, financial costs and financial instruments
Non-current financial debt	38,259	40,030	42,495
Non-current financial assets	(680)	(679)	(908)
Non-current financial debt and related financial instruments	37,579	39,351	41,587
Unsecured | Variable rates bonds after fair value hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	20,570	20,620	29,147
Unsecured | Fixed rate bonds after cash flow hedge
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	15,672	16,469	10,315
Unsecured | Other floating rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	621	1,692	1,291
Unsecured | Other fixed rate debt
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	754	623	892
Unsecured | Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Non-current financial debt and related financial instruments	(38)	(53)	(58)
Unsecured | Hedging instruments of non-current financial debt
Financial structure, financial costs and financial instruments
Non-current financial debt	1,880	1,082	3,651
Non-current financial assets	$ (613)	$ (606)	$ (845)